Contingencies and commitment (Tables)	6 Months Ended
Jun. 30, 2021
Contingencies and commitment
Schedule of future minimum repayments and purchase commitments

On June 30, 2021 we had outstanding obligations for purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years

	(Euro, in thousands)
Purchase commitments	€251,814	€200,620	€39,972	€10,861	€361